Intangible assets (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following:

	Nine Months Ended	Year Ended
	September 30, 2021	December 31, 2020
Cost	(in thousands)
Customer relationships	$4,047,002	$144,251
Order backlog	527,324	39,269
Trade names & brands	204,705	2,766
Patient database	170,513	2,552
Technology assets	121,672	11,173
Total cost	5,071,216	200,011
Accumulated amortization	(256,032)	(133,551)
Net book value	$4,815,184	$66,460